Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 2,828	$ 3,001
Short-term deposit	3,498
Accounts receivable, net:
Trade	18	21
Other	290	366
Inventory	180	198
Current assets	6,814	3,586
NON-CURRENT ASSETS:
Inventory	260	934
Property and equipment, net	120	178
Intangible assets	16	26
Non-current Assets	396	1,138
TOTAL ASSETS	7,210	4,724
Accounts payable and accruals:
Trade	190	367
Other	767	967
Current Liabilities	957	1,334
NON-CURRENT LIABILITIES:
Long-term advanced payments	118	149
Warrants at fair value	559	237
Retirement benefit obligation, net	65	77
Non-current liabilities	742	463
COMMITMENTS AND CONTINGENT LIABILITIES
TOTAL LIABILITIES	1,699	1,797
EQUITY:
Ordinary share capital	5,292	1,189
Share premium	55,040	53,817
Other capital reserves	330	200
Warrants	730	1,057
Accumulated deficit	(55,881)	(53,336)
TOTAL EQUITY	5,511	2,927
TOTAL LIABILITIES AND EQUITY	$ 7,210	$ 4,724